Note 6 - Disclosures to the Statement of Income and Loss - Temporary Differences for which No Deferred Tax Assets Recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	€ 48,241	€ 3,887
Potential tax benefit at a total tax rate of 32,98%	15,910	1,282
Property, plant and equipment [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	39,451	0
Advances payments received from customers [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	4,215	1,928
Lease liabilites [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	2,144	1,681
Prepaid expenses [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	2,038	0
Current provisions [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	0	168
Other non-financial assets [member][
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	0	48
Current financial liabilities [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	0	17
Current other liabilities [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	393	23
Cash and cash deposits [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	0	3
Other financial assets [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	€ 0	€ 19